Document And Entity Information	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Runway Growth Finance Corp.
Entity Central Index Key	0001653384
Entity Emerging Growth Company	true
Securities Act File Number	814-01180
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-5049745
Entity Address, Address Line One	205 N. Michigan Ave.
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	698-6902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Long-Term Debt

On October 1, 2026, in connection with a previously announced public offering, Runway Growth Finance Corp. (the “Company”) and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”), entered into the Fifth Supplemental Indenture (the “Fifth Supplemental Indenture”) to the Base Indenture, dated July 28, 2022, between the Company and the Trustee (together with the Fifth Supplemental Indenture, the “Indenture”). The Fifth Supplemental Indenture relates to the Company’s issuance, offering and sale of $46,329,125 in aggregate principal amount of its 7.75% Notes due 2031 (the “Notes”).

The Notes will mature on October 1, 2031, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 7.75% per year and will be paid quarterly in arrears on March 1, June 1, September 1 and December 1 of each year, beginning on December 1, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including the Company’s 7.50% Notes due 2027, 7.51% Series 2025A Senior Notes due 2028, 7.00% Notes due 2029, 7.25% Notes due 2031 and the SWK 2027 Notes (as defined below); senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to all of the Company’s existing and future secured indebtedness (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness, including, without limitation, borrowings under the Company’s Credit Agreement with KeyBank National Association (the “Credit Facility”); and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, financing vehicles or similar facilities, including the Credit Facility.

The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after October 1, 2028, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of $25 per Note plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but not including, the date fixed for redemption.

Common Stock Par Value 0.01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RWAY
Security Exchange Name	NASDAQ
Sec 7.50 Notes Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Notes due 2027
Trading Symbol	RWAYL
Security Exchange Name	NASDAQ
Notes 7.25 Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.25% Notes due 2031
Trading Symbol	RWAYI
Security Exchange Name	NASDAQ
9.00% Notes due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	9.00% Notes due 2027
Trading Symbol	SWKHL
Security Exchange Name	NASDAQ